Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Line Items]
Cash and banks	$ 1,117.7	$ 585.0
Cash	1,117.7	585.0
Cash equivalents
Cash equivalents	765.4	270.2
Cash and cash equivalents	1,883.1	855.2
Private securities [member]
Cash equivalents
Cash equivalents	78.8	64.9
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 686.6	$ 205.3